EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

NOTE 25 – EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT

Authorized, issued and outstanding shares as of December 31, 2024 and 2023 consisted of the following:

	December 31, 2024	December 31, 2023
Authorized shares	120,000,000,000	120,000,000,000
Subscribed fully paid shares	23,743,475,754	23,743,475,754
Total outstanding shares	23,743,475,754	23,743,475,754

The outstanding shares are as follows:	December 31, 2024	December 31, 2023
Common voting shares (1)	16,201,212,499	16,201,712,499
Preferred non-voting shares (2)	7,542,263,255	7,541,763,255
	23,743,475,754	23,743,475,754

(1)     Common Voting shares with a nominal value of (Ps. 1) Colombian peso.

(2)    Since 2011, Grupo Aval, upon prior request, allows its shareholders to convert their common shares into preferred shares. For the years ended December 31, 2024 and 2023, 500,000 and 2,433,481 common shares were converted into preferred shares, respectively. Preferred shares have the right to receive a preferential minimum dividend of one Colombian peso (Ps. 1) per semester per share. This preferential minimum dividend is only applicable when dividends declared for common shares are less than one Colombian peso (Ps. 1). Preferential minimum dividends are not cumulative.

25.1 Appropriated retained earnings

As of December 31, 2024, and 2023 the appropriation of retained earnings is as follows:

	December 31, 2024		December 31, 2023
Retained earnings	Ps.	807,629	Ps.	525,153
Accumulated withholding tax over dividends		(30,145)		(26,135)
Legal reserve		11,872		11,872
Statutory and voluntary reserves		7,374,078		7,220,883
	Ps.	8,163,434	Ps.	7,731,773

25.1.1 Legal Reserve

In accordance with current legal regulations, Grupo Aval and its subsidiaries in Colombia shall create a legal reserve through the appropriation of (10%) of the net profits of each year up to an amount equal to (50%) of the subscribed capital stock. This reserve may be reduced below (50%) of the subscribed capital stock to stem losses in excess of retained earnings. The legal reserve cannot be less than the percentage aforementioned except to cover losses in excess of retained earnings.

25.1.2 Statutory and Voluntary Reserves

The statutory and voluntary reserves are determined during the Shareholders Meetings.

25.2 Declared Dividends

The dividends are declared and paid to shareholders based on unconsolidated net income under Colombian IFRS (NCIF), the dividends declared were as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
Net income for the periods ended in	Ps.	723,038	Ps.	2,541,179	Ps.	3,502,758
Declared dividends

In the general assembly held in March 2024, a cash profit of Ps. 2.00 per share per month during the months of April 2024 to March 2025, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

In the general assembly held in March 2023, a cash profit of Ps. 3.60 per share per month during the months of April 2023 to March 2024, both months included over 23,743,475,754 shares subscribed and paid as of the date of this meeting.

In the general assembly held in March 2022, A stock dividend at the rate of $54 per share on the 22,281,017,159 common and preferred shares outstanding as of December 31, 2021.
These dividends will be paid in shares, at the rate of 1 share for every 13.72333 common or preferred shares, as of December 31, 2021.
The payment of the shares will be made on May 31, 2022, to whoever is entitled to it at the time the payment becomes due in accordance with current regulations. For this purpose, up to a total of 1,623,586,385 new shares of the same species held by the shareholder will be issued. The unit value of the shares will be 741.06.

Total outstanding shares		23,743,475,754		23,743,475,754		22,281,017,159
Total declared dividends (*)	Ps.	569,843	Ps.	1,025,718	Ps.	1,203,175

(*) See Consolidated Statement of Changes in Equity for dividends distribution.

25.3 Earnings per share

●	Basic earnings per share

Grupo Aval calculates basic earnings per share by dividing net income for the year attributable to controlling interest of Grupo Aval parent company by the weighted average number of shares outstanding during the year (including common and preferred shares).

The following table summarizes the earnings per share for the year ended as of December 31, 2024, 2023 and 2022:

	December 31, 2024		December 31, 2023		December 31, 2022
Net income for the year	Ps.	2,191,477	Ps.	2,177,116	Ps.	4,869,133
Less: participation of non- controlling interests		(1,176,390)		(1,438,113)		(2,386,248)
Net income attributable to owners of the parent	Ps.	1,015,087	Ps.	739,003	Ps.	2,482,885

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(322,436)		(234,727)		(791,989)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	692,651	Ps.	504,276	Ps.	1,690,896
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,201,502,910		16,202,376,163		15,760,496,801
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		42.75		31.12		107.29
Basic and Diluted earnings per ADS (3) (in Colombian pesos)		855.05		622.47		2,145.74
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,743,475,754		23,142,465,372
Basic earnings of the owners of the parent per share in Colombian pesos		42.75		31.12		107.29
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from continuing operations for the years ended December 31, 2024, 2023 and 2022.

	December 31, 2024		December 31, 2023		December 31, 2022
Net income from continuing operations	Ps.	2,191,477	Ps.	2,177,116	Ps.	4,002,967
Less: participation of non- controlling interests		(1,176,390)		(1,438,113)		(2,114,072)
Net income attributable to owners of the parent	Ps.	1,015,087	Ps.	739,003	Ps.	1,888,895

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		(322,436)		(234,727)		(602,519)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	692,651	Ps.	504,276	Ps.	1,286,376
Weighted average number of common shares outstanding used in basic EPS calculation (2)		16,201,502,910		16,202,376,163		15,760,496,801
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		42.75		31.12		81.62
Basic and Diluted earnings per ADS (3) (in Colombian pesos)		855.05		622.47		1,632.41
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		23,743,475,754		23,743,475,754		23,142,465,372
Basic earnings of the owners of the parent per share in Colombian pesos		42.75		31.12		81.62
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.

The following table summarizes earnings per share over net income from discontinued operations for the years ended December 31, 2024, 2023 and 2022.

	December 31, 2024		December 31, 2023		December 31, 2022
Net income from continuing operations	Ps.	—	Ps.	—	Ps.	866,166
Less: participation of non- controlling interests		—		—		(272,176)
Net income attributable to owners of the parent	Ps.	—	Ps.	—	Ps.	593,990

Less: preferred dividends declared		—		—		—
Less: Allocation of undistributed earnings to preferred stockholders (1)(2)		—		—		(189,470)
Net Income allocated to common shareholders for basic and diluted EPS	Ps.	—	Ps.	—	Ps.	404,520
Weighted average number of common shares outstanding used in basic EPS calculation (2)		—		—		15,760,496,801
Basic and Diluted earnings per share to common shareholders (in Colombian pesos)		—		—		25.67
Basic and Diluted earnings per ADS (3) (in Colombian pesos)		—		—		513.33
Weighted average of the common and preferred shares used in the calculation of earnings per basic share (common and preferred)		—		—		23,142,465,372
Basic earnings of the owners of the parent per share in Colombian pesos		—		—		25.67
(1)	Based on a weighted average of preferred shares.
(2)	Averages based on an end of month number of preferred or common shares.
(3)	Each ADS represents 20 preferred shares.
●	Diluted earnings per share

On December 31, 2024, 2023 and 2022, Grupo Aval did not have any dilutive instruments.

25.4 Equity transactions

During the month of March 2024; the subsidiary Corficolombiana approved the payment of an exclusively cash dividend on the preferred shares outstanding as of December 31, 2023 at a rate of Ps. 1,135 pesos per share for a total of Ps. (21,823). This transaction with preferred shares did not present any change in the percentages of shareholders’ participation. This generated an effect between controlling Ps. (8,845) and non-controlling interests of Ps. (12,978)

For June 2024, Valora S.A., a subsidiary of Corficolombiana, acquired a 39.52% stake in Compañía Hotelera Cartagena de Indias S.A.; equivalent to 14,594,928 shares for a total value of Ps. (55,000). This generated an effect between controlling Ps. (4,904) and non-controlling interests of Ps. (50,096)

During December, 2024 Grupo Aval purchased entities that were directly controlled by Corficolombiana, as described below:

On December 11, 2024, the Board of Directors approved the acquisition of 94.5% of the shares of Fiduciaria Corficolombiana S.A. (currently Aval Fiduciaria) at a price of Ps. 2,636.32 pesos per share and 40.77% of the shares of Casa de Bolsa S.A. (currently Aval Casa de Bolsa) at a rate of Ps. 2,421.56 pesos per share. On December 16, 2024, the purchase agreement for said shares from Corficolombiana S.A. and Organización Pajonales S.A. was signed. This resulted in a change in Grupo Aval's participation, leaving it with a total of 96.73% in Fiduciaria Corficolombiana (currently Aval Fiduciaria) and 86.40% in Casa de Bolsa (currently Aval Casa de Bolsa). This generated an effect between controlling and non-controlling interests of Ps.49,563.

25.5 Consolidated Other Comprehensive Income (OCI):

Components of accumulated Other Comprehensive Income for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Net gain (loss) on hedges of net investment in foreign operations		Cash flow hedges		Foreign currency translation differences from unhedged foreign operations		Transfer from owner-occupied property to investment property		Unrealized (losses) gains on securities at FVOCI		Unrealized gains (losses) on equity securities at FVOCI		Investments in associates and joint ventures		Actuarial (losses) gains from defined benefit pension plans		Income tax expense		Total comprehensive income, net of taxes
Balance at January 1, 2022	Ps.	235,032	Ps.	7,938	Ps.	(1,067,581)	Ps.	19,020	Ps.	(785,731)	Ps.	805,538	Ps.	114,498	Ps.	(123,489)	Ps.	2,968,725	Ps.	2,173,950
Current-period change		(266,716)		(2,396)		90,619		461		(2,088,548)		(439,150)		66,366		95,819		809,995		(1,733,550)
Realization of OCI to P&L of discontinued operation (1)		192,707		—		1,265,594		—		(98,947)		—		15,364		—		(2,804,043)		(1,429,325)
Balance at December 31, 2022	Ps.	161,023	Ps.	5,542	Ps.	288,632	Ps.	19,481	Ps.	(2,973,226)	Ps.	366,388	Ps.	196,228	Ps.	(27,670)	Ps.	974,677	Ps.	(988,925)
Current-period change		(36,517)		(47,793)		(409,671)		557		1,898,441		151,517		(35,892)		(51,763)		(813,708)		655,171
Realization of OCI		—		11,870		—		(2,520)		(102,775)		4,866		—		(4,561)		476		(92,644)
Balance at December 31, 2023	Ps.	124,506	Ps.	(30,381)	Ps.	(121,039)	Ps.	17,518	Ps.	(1,177,560)	Ps.	522,771	Ps.	160,336	Ps.	(83,994)	Ps.	161,445	Ps.	(426,398)
Current-period change		14,706		57,474		247,019		16,935		12,911		302,346		15,329		(39,312)		232,822		860,230
Realization of OCI		—		(2,393)		—		(194)		(125,603)		(849)		—		21,573		(6,631)		(114,097)
Balance at December 31, 2024	Ps.	139,212	Ps.	24,700	Ps.	125,980	Ps.	34,259	Ps.	(1,290,252)	Ps.	824,268	Ps.	175,665	Ps.	(101,733)	Ps.	387,636	Ps.	319,735

	Owners of the parent		Non -controlling interest		Total comprehensive income, net of taxes
Balance at January 1, 2022	Ps.	1,117,182	Ps.	1,056,768	Ps.	2,173,950
Current-period change		(1,280,568)		(452,982)		(1,733,550)
Realization of OCI to P&L of discontinued operation (1)		(983,179)		(446,146)		(1,429,325)
Balance at December 31, 2022	Ps.	(1,146,565)	Ps.	157,640	Ps.	(988,925)
Current-period change		661,618		(6,447)		655,171
Realization of OCI		(59,272)		(33,372)		(92,644)
Balance at December 31, 2023	Ps.	(544,219)	Ps.	117,821	Ps.	(426,398)
Current-period change		364,879		495,351		860,230
Realization of OCI		(64,643)		(49,454)		(114,097)
Balance at December 31, 2024	Ps.	(243,983)	Ps.	563,718	Ps.	319,735

V

(1)  See note 1.1., "Discontinued operation of BAC Holding".